STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - 2 months ended Dec. 31, 2020 - USD ($)	Common Stock [Member] Class B Common Stock	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Oct. 22, 2020	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Oct. 22, 2020	0
Increase (Decrease) in Shareholders' Equity (Deficit) [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 1,725	23,275	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	17,250,000
Net loss	$ 0	0	(1,519)	(1,519)
Ending balance at Dec. 31, 2020	$ 1,725	$ 23,275	$ (1,519)	$ 23,481
Ending balance (in shares) at Dec. 31, 2020	17,250,000